Net interest income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net interest income
Loans	4,889	5,268	6,275
Investment securities	97	95	243
Trading assets	11,695	14,056	13,333
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079
Other	3,056	3,448	2,358
Interest and dividend income	23,002	25,533	25,288
Deposits	(1,694)	(1,601)	(2,970)
Short-term borrowings	(69)	(63)	(248)
Trading liabilities	(7,125)	(9,011)	(7,362)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)
Long-term debt	(5,659)	(6,333)	(5,031)
Other	(401)	(347)	(525)
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891